NATURE AND CONTINUANCE OF OPERATIONS (Narrative) (Details) - CAD ($)		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Nature And Continuance Of Operations [Abstract]
Net loss	$ (2,801,946)	$ (2,801,946)	$ (7,372,225)	$ (14,964,941)
Deficit		(34,348,969)	(31,547,023)
Working capital		$ 5,458,261	$ 6,531,803